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                               RULE 24F-2 NOTICE
                                      for
                        AIM Investment Securities Funds


Reg. No. 811-5686                                  Dated:  September 27, 1995


         The fiscal year for which this Notice is being filed ended July 31, 1995.

         There were no shares registered during such fiscal year pursuant to
Section 270.24e-2. There were no shares which had been registered under the Securities Act of 1933 pursuant to Section 270.24e-2 which remained unsold at the beginning of such fiscal year.

         There were 17,406,564 shares sold during such fiscal year. Of those shares sold, 17,406,564 shares were sold during this fiscal year in reliance upon registration pursuant to Section 270.24f-2, and no shares were sold in reliance upon registration pursuant to Section 270.24e-2. The aggregate sale price of these shares was $173,221,192. There were 31,117,229 shares repurchased or redeemed during such fiscal year. The aggregate redemption price of these shares was $305,826,953.

         Calculation of the required fee is as follows (pursuant to Section 6(b) of the Securities Act of 1933):

         $            173,221,192                 Aggregate sale price of
                                                  shares sold during fiscal
                                                  year

         $           (305,826,953)                Aggregate redemption price
                                                  of shares repurchased or
                                                  redeemed during fiscal year

         $                    -0-                 Aggregate sale price of
                                                  shares sold pursuant to
                                                  definite registration

         $           (132,605,761)                divided by 2900
         ______________________________________

         $                    -0-                 Total fee due with this Notice

         No redeemed or repurchased shares have been previously applied by the issuer pursuant to Section 270.24e-2(a) in filings made pursuant to Section 270.24e-1 of the Investment Company Act for such period.

         This Rule 24f-2 Notice is accompanied by the required opinion of counsel furnished by Ballard Spahr Andrews & Ingersoll, legal counsel to the issuer.



                                        /s/ Dana R. Sutton
                                        ------------------------------
                                        Dana R. Sutton
                                        Assistant Treasurer